Income Taxes - Disclosure of Deferred Income Taxes Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	$ 12,625	$ 2,840
Property, plant and equipment [Member] | Deferred tax assets [Member]
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	(1,092)	(711)
Intangible assets [Member] | Deferred tax assets [Member]
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	(6,346)	(5,301)
Right of use assets net of lease liabilities [Member] | Deferred tax assets [Member]
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	2,311	1,932
Accrued liabilities [Member] | Deferred tax assets [Member]
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	595	0
Issue costs [Member] | Deferred tax assets [Member]
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	8,268	5
Director Share Units [Member] | Deferred tax assets [Member]
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	1,637	1,309
Non-capital losses carried forward [Member] | Deferred tax assets [Member]
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	6,348	4,556
Stock options [Member] | Deferred tax assets [Member]
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	798	491
Other [Member] | Deferred tax assets [Member]
Disclosure of Deferred Income Taxes Assets [Line Items]
Deferred tax assets	$ 106	$ 559